Share-based Compensation - Valuation (Details) - Employee stock option	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Stock options:
Contractual term (in years)	0 years	0 years
Expected volatility, minimum (as a percent)			57.70%
Expected volatility, maximum (as a percent)			59.40%
Minimum
Stock options:
Contractual term (in years)			10 years
Exercise multiple			2.2
Risk-free interest rate, minimum (per annum)			1.45%
Maximum
Stock options:
Contractual term (in years)			10 years
Exercise multiple			2.8
Risk-free interest rate, maximum (per annum)			1.87%